Loans and Borrowings (Details) - Schedule of Loans and Borrowings - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current:
Guaranteed bank loans, current portion	$ 716,916	$ 332,722
Recourse liability	2,139,575	946,592
Lease liabilities, current	69,135	147,474
Total current loans and borrowings	2,925,626	1,426,788
Non-current:
Guaranteed bank loans, non-current portion	523,607	503,286
Convertible notes - liability component		736,129
Lease liabilities, non-current	15,187	71,895
Total non-current loans and borrowings	538,794	1,311,310
Total loans and borrowings	$ 3,464,420	$ 2,738,098